Net (Loss) / Income Per Unit (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net (Loss) / Income Per Unit (Abstract)
Partnership's net (loss) / income	$ (21,189)	$ 87,120	$ 17,936
Less:
Partnership's net income available to preferred unit holders	10,809	0	0
General Partners' interest in Partnership's net (loss) / income	(640)	1,742	359
Partnership's net (loss) / income allocable to unvested units	0	1,571	147
Partnership's net (loss) / income available to common unit holders	$ (31,358)	$ 83,807	$ 17,430
Denominators
Weighted average number of common units outstanding, basic and diluted	68,256,072	47,138,336	32,437,314
Net (loss) / income per common unit:
Basic and diluted	$ (0.46)	$ 1.78	$ 0.54